General Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
General Information [Line Items]
purchase price | $ / shares	$ 10
Pre-funded warrants | shares	9,000
Purchase price of pre-funded warran | $ / shares	$ 9.9999
Gross proceeds | $	$ 3,000
American Depository Shares [Member]
General Information [Line Items]
Offering shares | shares	291,000